Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2019.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$28,122	$—	$—	$28,122
Debt securities:
U.S. government and agencies	—	9,193	—	9,193
Domestic corporate securities	—	17,235	—	17,235
Residential mortgage-backed securities	—	3,234	—	3,234
Other structured securities	—	2,001	—	2,001
Foreign corporate securities	—	4,081	—	4,081
Total debt securities	—	35,744	—	35,744

Derivatives embedded in assets on deposit	—	—	952,002	952,002
Separate account assets	—	169,654	—	169,654

Total assets	$28,122	$205,398	$952,002	$1,185,522

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$—	$—	$952,002	$952,002

Total liabilities	$—	$—	$952,002	$952,002

[1] Excludes cash of $915 that is not subject to fair value accounting.

 The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2018.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$21,630	$—	$—	$21,630
Debt securities:
U.S. government and agencies	—	8,223	—	8,223
Domestic corporate securities	—	16,655	—	16,655
Residential mortgage-backed securities	—	653	—	653
Foreign corporate securities	—	4,038	—	4,038
Total debt securities	—	29,569	—	29,569

Derivatives embedded in assets on deposit	—	—	524,178	524,178
Separate account assets	—	103,205	—	103,205

Total assets	$21,630	$132,774	$524,178	$678,582

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$—	$—	$524,178	$524,178

Total liabilities	$—	$—	$524,178	$524,178

[1] Excludes cash of $3,282 that is not subject to fair value accounting.

Schedule of significant unobservable inputs

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative liabilities and related assets on deposit measured at fair value developed by internal models as of December 31, 2019 and 2018:

Predominant	Significant	Range of Values - Unobservable Input
Valuation Method	Unobservable Input	2019	2018

Single premium deferred index annuity
Discounted cash flow	Lapse rates	1% to 4% with an excess lapse rate at the end of the index period of 50% or 75%. Weighted average is 4.9%	2% to 4% with an excess lapse rate at the end of the index period of 50% or 95%. Weighted average is 3.7%
	Company's own credit and risk margin	71 - 102 basis points added on to discount rate. Weighted average is 90 basis points	51 - 113 basis points added on to discount rate. Weighted average is 80 basis points

Flexible premium variable and index linked deferred annuity
Discounted cash flow	Lapse rates	2% to 10% with an excess lapse rate at the end of the index period of 5% to 20%. Weighted average is 2.6%	2% to 10% with an excess lapse rate at the end of the index period of 5% to 20%. Weighted average
	Company's own credit and risk margin	71 - 102 basis points added on to discount rate. Weighted average is 90 basis points	51 - 113 basis points added on to discount rate. Weighted average is 80 basis points

Single premium deferred modified guaranteed index annuity
Discounted cash flow	Lapse rates	1% to 13% with an excess lapse rate at the end of the index period of 1% to 2%. Weighted average is 1.0%	N/A
	Company's own credit and risk margin	71 - 102 basis points added on to discount rate. Weighted average is 90 basis points	N/A

Schedule of changes in assets and liabilities classified as level 3

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2019.

		Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				December 31,
	2019	Purchases	Maturities	Earnings[1]	2019

Derivatives embedded in assets on deposit	$524,178	$152,501	$(20,410)	$295,733	$952,002
Total assets	$524,178	$152,501	$(20,410)	$295,733	$952,002

Derivatives embedded in annuity contracts	$524,178	$152,501	$(20,410)	$295,733	$952,002
Total liabilities	$524,178	$152,501	$(20,410)	$295,733	$952,002

[1] Included in net income is realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2018.

		Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				December 31,
	2018	Purchases	Maturities	Earnings[1]	2018

Derivatives embedded in assets on deposit	$471,192	$109,477	$(11,390)	$(45,101)	$524,178
Total assets	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Derivatives embedded in annuity contracts	$471,192	$109,477	$(11,390)	$(45,101)	$524,178
Total liabilities	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

[1] Included in net income is realized gains and losses associated with embedded derivatives.

Schedule of financial instruments not measured at fair value on a recurring basis

The carrying amounts and estimated fair values of the Company’s financial instruments which are not measured at fair value on a recurring basis at December 31, 2019 and 2018 are as follows:

	2019			2018
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments
recorded as assets:
Cash	$915	$915	1	$3,282	$3,282	1
Assets on deposit	3,322,962	3,251,078	2	2,613,918	2,303,358	2
Financial instruments
recorded as liabilities:
Investment-type contracts	3,322,962	3,251,078	2	2,613,918	2,303,358	2
Separate account liabilities	169,654	169,654	2	103,205	103,205	2